UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:
The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
2031 West 141st Terrace, Suite 119
Leawood, KS 64224

Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2010

Item #1. Reports to Stockholders.

INDEX	Sherwood Forest Long/Short Fund

Dear Fellow Shareholders,

For the Sherwood Forest Long/Short Fund's fiscal year ending 8/31/2010, the Fund's total return was -1.97% for Class I versus the S&P 500 index total return of 11.56% for the same period.  The Fund's underperformance for the period resulted from the following factors: the fund’s low exposure to the market and a large allocation in cash during the period. These traits were due to the significant volatility with many equity indices either flat or down. Such underperformance should be expected during these types of market cycles.

While the Fund underperformed as measured against the S&P 500 Index, the Fund fared reasonably well against the significant volatility in the market. For the fiscal year, the Fund exhibited much lower volatility (measured by standard deviation- 4.81 versus 16.61) than the S&P 500 Index, and the Fund's maximum drawdown (percentage drop from high to low) figure of -4.08% versus -12.90% was also much lower than the S&P 500 Index. As we have repeatedly stated through our commentaries over the past few quarters, the stock market (represented by the S&P 500 index) has been in a period of ‘transition’, where the markets have been relatively flat, and important sectors such as energy and financials are down. We believe that significant investment opportunities are likely to surface towards the end of this transitionary period, where Sherwood’s strategy of capturing the intermediate to long-term trends will favor such conditions.

We attempt to achieve our goals by working to identify the next major trend in the market, whether it is up or to the downside and align the Sherwood Forest Long/Short portfolio to be profitable during this trend.

Addressing the current market.

In this annual letter, we address some critically important issues that I believe are important to acknowledge about today’s financial market environment.  In our opinion, the entirety of what is going on in today's global financial markets is earth shaking.  Whatever side you fall on with your own personal perspective, people seem to be of a single mind that what we are going through is big.

Our view is that the volatility and confusion of today's current landscape are not what will determine our future as Americans or as investors, but it is our responses to these challenges that will determine our ultimate success or failure.  Appropriately responding to the facts of the day as they actually unfold is the basic philosophy from which Sherwood Forest Capital Management was founded.  We seek to understand the current situation, and form a strategy to address it.

What do we understand?

We understand that there are many factors that influence the stock market; it is our objective to focus on the intermediate to long-term trends that serve as potential investment opportunities. Over the past 10 months or so, the stock market (S&P 500 index) has gone nowhere.  We call this period a "transitionary period," as the market is taking this time to determine what its next major direction may be.  To many investors, the prospect of the next major move being down is one of great concern.  Our objective is to grow our investors’ capital regardless of the next major trend direction.  Our goal during these "transitionary periods" is to protect our clients’ assets while the markets give us clues to the next directional move.

We also understand that investors are human, and as humans, some decisions may be influenced by emotion. It is our view that investors shouldn’t submit to emotion based thinking when dealing with the financial markets; excluding emotion is imperative during these times of great uncertainty.  Consider the following emotions: fear, boredom, anticipation, excitement and greed.  None of this is positive when it comes to investing. An investor may look at this past year and be underwhelmed.  But we at Sherwood Forest understand that markets historically tend to alternate from a "trending" environment to a "transitionary period" and back to a "trending" environment.  Thus, at the time when someone else is throwing in the towel, we are preparing for what may be just around the corner.  Investment returns generally do not come in a linear fashion.  In some market environments we seek to protect, and in some markets we seek to profit, but we are always focused on managing risk.

We have a strategy.

I founded Sherwood Forest Capital Management several years ago with the following goal; design an investment strategy that has the potential to minimize the risk, while exposing the portfolio to potential profits during both up and down markets.  As discussed above, we employ our strategy at all times in order to address the world as it is at all times.

Investors have grown accustomed to profiting in up markets and losing in down markets.  And over the last ten years, most typical investors have gone nowhere.  But the potential compounding effect that occurs if you can take advantage of both up and down markets is huge.  As important as the strategy is, it is equally important that the value of that strategy is communicated to you, the investor, on a regular basis.  We put a lot of effort into this aspect of our relationship with our investors.  This is important in keeping you informed and helps you understand our perspective on the markets.  We believe that an informed client is the best client.

I have mentioned that the U.S. stock market is in the same area that it was back in September of last year.  What I did not mention is that it is also in the same area that it was back in 1998.  That's 12 years of sideways movement!  This is not an uncommon occurrence if one looks back in history.  In fact, it is a more accurate perspective to view market behavior, more often than not, sideways with volatility then a few bursts of growth that can last for several years.  As an example, the longest period to meet this condition being the most recent bull market of the 1980's and 1990's.  As a result of these market cycles, it makes sense to us to employ a strategy that can take advantage of both bull and bear markets.

The opinions on the current market conditions vary greatly.  Some see the equity markets as being severely undervalued.  Some see a historic crash ahead.  Many opinions lie somewhere in between.  Whatever happens, Sherwood Forest is focused on analyzing the current day situation to position for the next major opportunity in the financial markets.

We greatly appreciate your investment in Sherwood Forest Capital Management. Our dedication to your financial success is our highest priority.

Sincerely,

Douglas Stewart
Founder and Portfolio Manager

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of July 31, 2010 and are subject to change at any time. The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definitions:

The S&P 500: An unmanaged index of 500 large-cap domestic stocks that is commonly used as a proxy for the large-cap stock market. Historically, the index has targeted a composition of 400 industrial companies, 40 financial companies, 40 utility companies, and 20 transportation companies. The index does not contain real estate investment trusts. Changes in the index composition may be made at any time. Performance numbers for the index are a size-weighted average of the performance numbers for each index constituent.

SHERWOOD FOREST LONG/SHORT FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.    This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, February 1, 2010 and held for the six months ended July 31, 2010.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 through July 31, 2010
Actual	$1,000	$ 989.30	$9.53
Hypothetical (5% return before expenses)	$1,000	$1,015.50	$9.65

Class C Shares	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 through July 31, 2010
Actual	$1,000	$ 985.90	$13.26
Hypothetical (5% return before expenses)	$1,000	$1,011.75	$13.44

Class I Shares	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 through July 31, 2010
Actual	$1,000	$ 990.50	$8.28
Hypothetical (5% return before expenses)	$1,000	$1,016.75	$8.39

Class P Shares	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 through July 31, 2010
Actual	$1,000	$ 989.00	$9.53
Hypothetical (5% return before expenses)	$1,000	$1,015.50	$9.65

* - Expenses are equal to the Fund’s annualized expense ratio of 1.90% for Class A, 2.65% for Class C, 1.65% for Class I and 1.90% for Class P shares, multiplied by the average account value for each class for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

SHERWOOD FOREST LONG/SHORT FUND SCHEDULE OF INVESTMENTS July 31, 2010
Number of Shares	Security Description	% of Net Assets	Fair Value
	EXCHANGE-TRADED FUNDS	59.70%

	COMMODITY	3.83%
14,000	Ishares Silver Trust*		$ 246,120
6,000	PowerShares DB Precious Metals Fund*		240,660
9,700	PowerShares DB Agriculture Fund*		252,006
2,100	SPDR Gold Shares*		242,529
			981,315

	CURRENCY	1.93%
2,200	CurrencyShares Japanese Yen Trust*		252,120
10,200	PowerShares DB US Dollar Index Bullish Fund*		242,148
			494,268

	FIXED INCOME	5.86%
5,200	Ishares Barclays 7-10 Year Treasury Bond Fund		500,812
4,700	Ishares Barclays US Treasury Inflation Protected Securities Fund		499,939
5,000	Ishares Barclays 20+ Year Treasury Bond Fund		502,400
			1,503,151

	EQUITY SECTORS	16.74%
12,300	Ishares DJ US Telecommunications Sector Index Fund		250,182
4,300	Ishares DJ US Consumer Goods Sector Index Fund		247,035
3,400	Ishares DJ US Utilities Sector Index Fund		250,580
11,400	Ishares MSCI BRIC Index Fund		510,492
18,900	Ishares MSCI Emerging Markets Index		782,460
14,400	Ishares MSCI EAFE Index Fund		747,648
4,400	Ishares S&P Global Consumer Staples Index Fund		249,480
5,600	Ishares S&P Global Financials Sector Index Fund		246,904
4,700	Ishares S&P Global Telecommunications Sector Index Fund		249,711
5,900	Ishares S&P Global Utilities Index Fund		257,063
7,500	Ishares S&P North American Natural Resources Sector Index Fund		246,750
6,100	Market Vectors Agribusiness ETF		253,333
			4,291,638

	INTERNATIONAL	23.44%
6,000	Ishares FTSE/Xinhua China 25 Index Fund		247,800
11,700	Ishares MSCI Australia Index Fund		252,486
13,800	Ishares MSCI Austria Investable Market Index Fund		251,022
20,000	Ishares MSCI Belgium Investable Market Index Fund		244,400
7,200	Ishares MSCI Brazil Index Fund		506,736
11,100	Ishares MSCI France Index Fund		248,640
12,000	Ishares MSCI Germany Index Fund		248,880
31,900	Ishares MSCI Hong Kong Index Fund		508,486
15,900	Ishares MSCI Italy Index Fund		259,329
26,000	Ishares MSCI Japan Index Fund		250,380
40,000	Ishares MSCI Malaysia Index Fund		490,800
12,800	Ishares MSCI Netherlands Investable Market Index Fund		248,064
20,000	Ishares MSCI Singapore Index fund		246,200
4,200	Ishares MSCI South Africa Index Fund		254,730
5,000	Ishares MSCI South Korea Index Fund		245,250
6,200	Ishares MSCI Spain Index Fund		244,714
9,700	Ishares MSCI Sweden Index Fund		252,976
12,000	Ishares MSCI Switzerland Index Fund		254,640
20,000	Ishares MSCI Taiwan Index Fund		248,600
16,300	Ishares MSCI United Kingdom Index Fund		250,857
11,200	PowerShares India Portfolio		252,000
			6,006,990

	LARGE CAP	5.85%
11,000	PowerShares QQQ		503,910
7,100	SPDR DJ Industrial Average ETF Trust		743,299
2,300	SPDR S&P 500 ETF Trust		253,621
			1,500,830

	MID CAP	1.01%
3,400	Ishares S&P MidCap 400 Index Fund		258,094

	SMALL CAP	1.04%
4,100	Ishares Russell 2000 Index Fund		266,746

	TOTAL EXCHANGE-TRADED FUNDS	59.70%
	(Cost: $15,174,770)		15,303,032

	CASH & CASH EQUIVALENTS	52.42%
13,438,240	Federated Treasury Obligations Fund 0.01% **
	(Cost: $13,438,240)		13,438,240

	TOTAL INVESTMENTS:
	(Cost: $28,613,010)	112.12%	28,741,272
	Other assets (liabilities), net	-12.12%	(3,107,798)
	NET ASSETS	100.00%	$ 25,633,474

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceeding the date of the Fund's related statement of assets and liabilities.)
** Effective 7 day yield as of July 31, 2010.

See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2010

ASSETS
Investments at fair value (identified cost of $28,613,010) (Note 1)	$ 28,741,272
Receivable for securities sold	2,162,592
Receivable for capital stock sold	6,221
Interest receivable	234
Prepaid expenses	19,963
TOTAL ASSETS	30,930,282

LIABILITIES
Payable for securities purchased	5,226,677
Payable for capital stock redeemed	32,967
Accrued investment management fees	8,449
Accrued 12b-1 fees	17,530
Accrued administration, accounting and transfer agent fees	4,023
Accrued professional fees	1,500
Accrued custodian fees	5,472
Other accrued expenses	190
TOTAL LIABILITIES	5,296,808

NET ASSETS	$ 25,633,474
Net Assets Consist of :
Paid-in-capital applicable to 1,021,364 no par value shares of beneficial interest outstanding	$ 26,384,372
Accumulated net realized gain (loss) on investments	(879,160)
Net unrealized appreciation (depreciation) of investments	128,262
Net Assets	$ 25,633,474

NET ASSET VALUE PER SHARE
Class A
($310,828 / 12,440 shares outstanding)	$ 24.99

MAXIMUM OFFERING PRICE PER SHARE ($24.99 X 100/94.25)	$ 26.51
PRICE PER SHARE INCLUDING DSC FEE OF 2% ($24.99 X .98)	$ 26.45
Class C
($2,351,160 / 94,901 shares outstanding)	$ 24.77

PRICE PER SHARE INCLUDING DSC FEE OF 2% ($24.77 X .98)	$ 24.27
Class I
($18,299,971 / 727,680 shares outstanding)	$ 25.15
Class P
($4,671,515 / 186,343 shares outstanding)	$ 25.07

See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
STATEMENT OF OPERATIONS
Year ended July 31, 2010
INVESTMENT INCOME
Dividend	$ 144,384
Interest	2,256
Total investment income	146,640
EXPENSES
Investment management fees (Note 2)	218,768
Rule 12b-1and servicing fees (Note 2)
Class A	395
Class C	19,961
Class P	8,602
Recordkeeping and administrative services (Note 2)	35,026
Accounting fees	21,877
Custody fees	10,501
Transfer agent fees (Note 2)	26,503
Professional fees	44,851
Filing and registration fees (Note 2)	21,842
Trustee fees	5,600
Compliance fees	7,333
Shareholder services and reports (Note 2)	24,835
Offering expenses (Note 6)	7,811
Other	34,597
Total expenses	488,502
Management fee waivers (Note 2)	(92,977)
Trustee fees waived (Note 2)	(5,600)
Net expenses	389,925
Net investment income (loss)	(243,285)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	(224,250)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(197,750)
Net realized and unrealized gain (loss) on investments	(422,000)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (665,285)

See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
STATEMENT OF CHANGES IN NET ASSETS
	Year ended July 31, 2010	Period ended July 31, 2009*
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ (243,285)	$ (61,152)
Net realized gain (loss) on investments	(224,250)	459,971
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(197,750)	326,012
Increase (decrease) in net assets from operations	(665,285)	724,831

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain
Class A	(6,133)	-
Class C	(71,267)	-
Class I	(593,535)	-
Class P	(146,895)	-
Return of capital
Class A	(1,250)	-
Class C	(14,520)	-
Class I	(120,927)	-
Class P	(29,928)	-
Decrease in net assets from distributions	(984,455)	-

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class A	311,741	6,742
Class C	1,911,700	631,102
Class I	10,405,719	10,964,883
Class P	5,890,305	516,524
Distributions reinvested
Class A	7,116	-
Class C	84,177	-
Class I	714,462	-
Class P	168,763	-
Shares redeemed
Class A	(101)	-
Class C	(118,909)	-
Class I	(3,018,915)	(308,111)
Class P	(1,547,633)	(61,182)
Increase (decrease) in net assets from capital stock transactions	14,808,425	11,749,958

NET ASSETS
Increase (decrease) during period	13,158,685	12,474,789
Beginning of period	12,474,789	-
End of period (including accumulated net investment income (loss) of $- and $-, respectively)	$ 25,633,474	$ 12,474,789

*Commencement of operations was February 13, 2009.
See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class A Shares
	Year Ended July 31, 2010 (1)		Period June 11, 2009 to July 31, 2009* (1)

Net asset value, beginning of period	$26.60		$25.62
Investment activities
Net investment income (loss)	(0.30)		(0.06)
Net realized and unrealized gain (loss)
on investments	(0.24)		1.04
Total from investment activities	(0.54)		0.98
Distributions
Net realized gain	(0.89)		-
Return of capital	(0.18)		-
Total distributions	(1.07)		-

Net asset value, end of period	$24.99		$26.60

Total Return	(2.17%)	**	3.83%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	1.90%	**	1.90%	**
Net investment income (loss)	(1.23%)	**	(1.84%)	**
Portfolio turnover rate	2121%		1286%
Net assets, end of year (000's)	$ 311		$ 7

*Commencement of operations was June 11, 2009 for Class A.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended
July 31, 2009.
(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the
Schedule of Investments.
See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class C Shares
	Year ended July 31, 2010(1)		Period May 14, 2009 to July 31, 2009*(1)

Net asset value, beginning of period	$ 26.58		$ 25.81
Investment activities
Net investment income (loss)	(0.51)		(0.14)
Net realized and unrealized gain (loss)
on investments	(0.23)		0.91
Total from investment activities	(0.74)		0.77
Distributions
Net realized gain	(0.89)
Return of capital	(0.18)		-
Total distributions	(1.07)		-
Net asset value, end of period	$ 24.77		$ 26.58
Total Return	(2.94%)	**	2.98%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	2.65%	**	2.65%	**
Net investment income (loss)	(1.98%)	**	(2.61%)	**
Portfolio turnover rate	2121%		1286%
Net assets, end of period (000's)	$ 2,351		$ 656

*Commencement of operations was May 14, 2009 for Class C.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended
July 31, 2009.
(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the
Schedule of Investments.

See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class I Shares
	Year ended July 31, 2010(1)		Period February 13, 2009 to July 31, 2009*(1)
Net asset value, beginning of period	$ 26.71		$ 25.00
Investment activities
Net investment income (loss)	(0.26)		(0.16)
Net realized and unrealized gain (loss) on investments	(0.23)		1.87
Total from investment activities	(0.49)		1.71
Distributions
Net realized gain	(0.89)
Return of capital	(0.18)		-
Total distributions	(1.07)		-

Net asset value, end of period	$ 25.15		$ 26.71

Total Return	(1.97%)	**	6.84%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	1.65%	**	1.65%	**
Net investment income (loss)	(0.98%)	**	(1.33%)	**
Portfolio turnover rate	2121%		1286%
Net assets, end of period (000's)	$ 18,300		$ 11,336

*Commencement of operations was February 13, 2009 for Class I.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended
July 31, 2009.
(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the
Schedule of Investments.
See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class P Shares
	Year ended July 31, 2010(1)		Period March 25, 2009 to July 31, 2009*(1)
Net asset value, beginning of period	$ 26.69		$ 24.69
Investment activities
Net investment income (loss)	(0.32)		(0.16)
Net realized and unrealized gain (loss) on investments	(0.23)		2.16
Total from investment activities	(0.55)		2.00
Distributions
Net realized gain	(0.89)		-
Return of capital	(0.18)		-
Total distributions	(1.07)		-
Net asset value, end of period	$ 25.07		$ 26.69
Total Return	(2.20%)	**	8.10%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	1.90%	**	1.90%	**
Net investment income (loss)	(1.23%)	**	(1.73%)	**
Portfolio turnover rate	2121%		1286%
Net assets, end of period (000's)	$ 4,672		$ 476

*Commencement of operations was March 25, 2009 for Class P.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended
July 31, 2009.
(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the
Schedule of Investments.

See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS

July 31, 2010

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Sherwood Forest Long/Short Fund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company.  WFT was organized in Delaware as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes.   The Fund commenced operations February 13, 2009 as a series of WFT.  The Fund currently offers four classes of shares:  Class A, Class C, Class I and Class P.  Each class of shares has equal rights as to earnings and assets except as described in section “Class Net Asset Value and Expenses” included in this note.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The Fund seeks to achieve long-term capital appreciation by applying proprietary, trend following methodologies to invest in exchange-traded funds (“ETFs”) which represent general asset classes, including:  both U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and the U.S. Dollar.  An ETF is a portfolio of investments designed to track a particular market segment or underlying index and may be structured as an open-end investment company, a partnership or a grantor trust.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost.  Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board.  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE.  The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

 The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees (the “Board”) believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange Traded Funds	$ 15,303,032	$ -	$ -	$ 15,303,032
Cash & Cash Equivalents	13,438,240	-	-	13,438,240
	$ 28,741,272	$ -	$ -	$ 28,741,272

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry. The Fund held no Level 3 securities at any time during the year.

Security Transactions and Income

Security transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  The cost of securities sold is determined generally on a specific identification basis.  Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain.

Master Limited Partnership Securities

Through its investments in ETFs, the Fund has made certain investments in master limited partnerships (“MLPs”).  It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Annually, income or loss from the MLPs is reclassified upon receipt of the MLPs’ K-1s.  For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for each of the open tax years (2008 and the current year), and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share.  For the year ended July 31, 2010, the Fund decreased paid-in-capital and accumulated net realized gain (loss) on investments by $174,011 and $69,274, respectively, and increased net investment income (loss) by $243,285.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.  Each class bears different distribution expenses.  Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.  Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board of Trustees.

The Fund currently offers four classes of shares.  Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions of Class A shares made within 360 days.  Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more.  Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.  Classes I and P are not subject to front-end or deferred sales charges.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Sherwood Capital Management, LLC (“Adviser”) provides investment advisory services for an annual fee of 1.00% of average daily net assets.  The Adviser manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For the year ended July 31, 2010, the Adviser earned $218,768 and waived $92,977 in advisory fees.  As of July 31, 2010, the Adviser was due $8,449 from the Fund.

In the interest of limiting the operating expenses of the Fund, the Adviser has contractually agreed to waive or limit its fees and to assume other operating expenses until November 30, 2011 so that the ratio of total annual operating expenses is limited to 1.90% of Class A, 2.65% of Class C, 1.65% of Class I and 1.90% of Class P shares’ average net assets.  The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business.  The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reduced by the Adviser and all other payments remitted by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of July 31, 2010 was $135,408 which expires as follows:

Expiring                  Amount
July 31, 2012         $  42,431
July 31, 2013             92,977
$135,408

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A, Class C and Class P shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A, Class C and Class P shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund.  The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s Class A and Class P average daily net assets and 1.00% per annum on the Fund’s Class C average daily net assets.  For the year ended July 31, 2010, there were $395, $19,961 and $8,602 of 12b-1 fees incurred by Class A, Class C and Class P shares, respectively.

First Dominion Capital Corp.  ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares.  For the year ended July 31, 2010, FDCC received $1,479 from the sale of Fund shares.   In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Class A and Class C share redemptions occurring within two years of purchase.  Shares redeemed subject to a DSC will receive a lower redemption value per share.  For the year ended July 31, 2010, FDCC received $2,258 of DSC fees.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services.  For such administrative services, CSS receives an asset based fee based on average daily net assets.  CSS earned $35,026 for its services for the year ended July 31, 2010.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent.  CFSI earned $26,503 for its services for the year ended July 31, 2010.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent.  CFA earned $21,877 for its services for the year ended July 31, 2010.

The Fund’s disinterested trustees earned and voluntarily waived fees of $5,600 for their services for the year ended July 31, 2010.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended July 31, 2010 aggregated $216,887,537 and $209,142,581, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended July 31, 2010 and for the period ended July 31, 2009* was as follows:

	Year ended July 31, 2010	Period ended July 31, 2009*
Distributions paid from:
Ordinary income	$817,830	$ -
Return of capital	166,625	-
Total distributions	$984,455	$ -

As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

Year ended                      Period ended
July 31, 2010                    July 31, 2009*

Accumulated net realized gain (loss) on investments                         $     -                                $402,555
Unrealized appreciation (depreciation)                                                    (750,898)                         322,276
$(750,898)                       $724,831

                 *Commencement of operations was February 13, 2009.

The difference between components of distributable earnings on a book and tax basis is primarily related to wash sale losses; the tax treatment of certain positions, including partnerships and grantor trusts; and the deferral of post-October losses of $313,043.

Cost of securities for Federal Income tax purposes is $29,492,170 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                                                                                 $ 170,489
Gross unrealized depreciation                                                                                                   (921,387)
Net unrealized appreciation (depreciation)                                                                           $(750,898)

           NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares Year ended July 31, 2010		Class C Shares Year ended July 31, 2010		Class I Shares Year ended July 31, 2010		Class P Shares Year ended July 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	11,905	$311,741	71,592	$1,911,700	391,557	$10,405,719	222,203	$5,890,305
Shares reinvested	275	7,116	3,266	84,177	27,479	714,462	6,501	168,763
Shares redeemed	(4)	(101)	(4,614)	(118,909)	(115,833)	(3,018,915)	(60,197)	(1,547,633)
Net increase (decrease)	12,176	$318,756	70,244	$1,876,968	303,203	$8,101,266	168,507	$4,511,435
	Class A Shares Period ended July 31, 2009*		Class C Shares Period ended July 31, 2009*		Class I Shares Period ended July 31, 2009*		Class P Shares Period ended July 31, 2009*
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	263	$ 6,742	24,656	$631,102	436,619	$10,964,883	20,226	$516,524
Shares redeemed	-	-	-	-	(12,141)	(308,111)	(2,389)	(61,182)
Net increase (decrease)	263	$ 6,742	24,656	$631,102	424,478	$10,656,772	17,837	$455,342

*Commencement of operations was June 11, 2009 for Class A, May 14, 2009 for Class C, February 13, 2009 for Class I and March 25, 2009 for Class P.

NOTE 6 – ORGANIZATIONAL AND OFFERING EXPENSES

Organizational expenses consist of costs incurred to establish the Fund and enable it legally to do business.  Offering costs consist of costs incurred subsequent to organization to enable the Fund to engage in its planned principal operation of the sale of capital stock and the investment of these proceeds.  These expenses have been assumed by the Fund.  The organizational expense was expensed as incurred while the offering expenses were amortized over twelve months.

SUPPLEMENTAL INFORMATION (unaudited)

World Funds Trust (the “Trust”)

Information pertaining to the trustees and officers of the Fund is set forth below.  The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.  The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk (*).  The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Name, Address and Year Born	Position(s) Held with the Trust and Tenure	Number of Funds in Trust Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Trustee or Officer and Number of Funds in the Complex Overseen
Interested Trustees:
* John Pasco III 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1945)	Interested Trustee, Chairman, President, since June, 2010	2
President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Trust's Administrator, since 1985; President and Director of First Dominion Capital Corp. (“FDCC”), the Trust's underwriter; President and Director of Commonwealth Fund Services, Inc (“CFSI”), the Trust's Transfer and Disbursing Agent, since 1987; President and Treasurer of Commonwealth Capital Management, LLC ("CCM"), investment adviser to the Commonwealth Small Cap Fund and the Frantzen Growth and Income Fund, since 1983; President and Director of Commonwealth Fund Accounting, Inc. ("CFA"), which provides bookkeeping services to the Trust; Chairman, Trustee and President of World Insurance  Trust, a registered investment company, from May, 2002 to December 2009; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997. Mr. Pasco is a Certified Public Accountant.
				The World Funds, Inc. – 4 Funds; World Insurance Trust – 1 Fund (through December 2009); American Growth Fund, Inc. – 1 Fund.
Non-Interested Trustees:
Anthony J. Hertl 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1950)	Independent Trustee, since June, 2010	2
Consultant to small and emerging businesses since 2000.  Retired in 2000 as Vice President of Finance and Administration of Marymount  College, Tarrytown, NY where he served in this capacity for four years.  Mr. Hertl is a Certified Public Accountant.

Northern Lights Fund Trust – 64 Funds;
Northern Lights Variable Trust – 48 Funds;
AdviserOne Funds – 10 Funds;
The India Select Fund – 1 Fund;
Global Real Estate Investments – 1 Fund;
Satuit Capital Management Trust – 1 Fund.

David J. Urban 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1955)	Independent Trustee, since June, 2010	2	Virginia Commonwealth University- Professor of Education since 1989	None
Mary Lou H. Ivey 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1958)	Independent Trustee, since June, 2010	2
Accountant, Harris, Hardy & Johnstone, P.C., Certified Public Accountants, since 2008;  Accountant, Wildes, Stevens & Brackens & Co., Certified Public Accountants, from 2007 to 2008;  Accountant, Martin, Dolan & Holton, Ltd.,  Certified Public Accountants, from 1997 to 2007.
				None
Officers:
Karen M. Shupe 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1964)	Treasurer, since June, 2008	2	Executive Vice President of Commonwealth Shareholder Services, since 2003. Financial Reporting Manager, Commonwealth Shareholder Services, Inc. from 2001 to 2003.	None
Lauren Jones 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1982)	Secretary, since December , 2009	2	Relationship Manager, Commonwealth Shareholder Services, Inc. since 2006. Account Manager, Insider NYC, an Event Planning firm, from 2004 to 2005.	None
David D. Jones, Esq. 719 Sawdust Road, Suite 113 The Woodlands, TX 77380 (1957)	Chief Compliance Officer since June, 2008	2	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.	Penn Street Funds, Inc. – 1 Fund.

SUPPLEMENTAL INFORMATON (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended December 31 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. .   The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser:                                           Annual Report to Shareholders
Sherwood Forest Capital Management, LLC
1649 Brandywine Drive
Charlottesville, Virginia 22901

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

                                                 SHERWOOD FOREST LONG/SHORT FUND

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

                                  A series of  World Funds Trust
                                  A “Series” Investment Company

Transfer Agent:

For account information, wire purchase or redemptions,
call or write to Sherwood Forest Long/ Short Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
 8730 Stony Point Parkway, Suite 205
 Richmond, Virginia 23235

                                  For the Year Ended July 31, 2010

More Information:
For 24 hours, 7 days a week price information, and
for information on any series of  World Funds Trust,
investment plans,  and other shareholder services, call
Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

ITEM 2.                      CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report,  the Registrant's  Board of Trustees has determined  that the Registrant has at least one audit committee financial  expert  serving on its audit  committee and those persons  (Robert R. Burke and J. Gordon McKinley, III) are "independent," as defined by this Item 3.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13.500 for 2010 and $13,500 for 2009.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2010 and $0 for 2009.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2010 and  $2,000 for 2009.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2010 and $0 for 2009.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter,  the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Sherwood Forest Long/Short Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           100%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2010 and $0 for 2009..

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                      EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: October 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: October 11, 2010

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Chief Financial Officer (principal financial officer)
Date: October 11, 2010

* Print the name and title of each signing officer under his or her signature.